Derivative financial instruments - Summary of maturities of derivative assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 9,984	$ 8,564
Derivative liabilities held for trading	(8,045)	(7,578)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	81	69
Derivative liabilities held for trading	(744)	(898)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,918	2,361
Derivative liabilities held for trading	(1,478)	(1,849)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	6,569	4,787
Derivative liabilities held for trading	(4,871)	(3,888)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,306	1,240
Derivative liabilities held for trading	(952)	(943)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	110	107
Derivative liabilities held for trading	0	0
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,145	3,837
Derivative liabilities held for trading	(3,036)	(3,290)
Within one year | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	48	48
Derivative liabilities held for trading	(166)	(299)
Within one year | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,619	1,916
Derivative liabilities held for trading	(1,405)	(1,560)
Within one year | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,889	1,333
Derivative liabilities held for trading	(1,070)	(1,030)
Within one year | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	556	540
Derivative liabilities held for trading	(395)	(401)
Within one year | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	33	0
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,230	1,359
Derivative liabilities held for trading	(1,026)	(1,073)
1-2 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	23	12
Derivative liabilities held for trading	(283)	(71)
1-2 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	114	363
Derivative liabilities held for trading	(56)	(232)
1-2 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	824	708
Derivative liabilities held for trading	(522)	(557)
1-2 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	269	276
Derivative liabilities held for trading	(165)	(213)
1-2 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	846	762
Derivative liabilities held for trading	(765)	(785)
2-3 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	9	9
Derivative liabilities held for trading	(201)	(256)
2-3 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	76	53
Derivative liabilities held for trading	(14)	(43)
2-3 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	615	542
Derivative liabilities held for trading	(446)	(391)
2-3 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	146	158
Derivative liabilities held for trading	(104)	(95)
2-3 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	714	556
Derivative liabilities held for trading	(478)	(575)
3-4 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1	0
Derivative liabilities held for trading	(1)	(171)
3-4 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	53	25
Derivative liabilities held for trading	(2)	(12)
3-4 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	489	452
Derivative liabilities held for trading	(399)	(338)
3-4 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	94	79
Derivative liabilities held for trading	(76)	(54)
3-4 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	77	0
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	545	518
Derivative liabilities held for trading	(438)	(337)
4-5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
Derivative liabilities held for trading	(23)	(3)
4-5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	45	4
Derivative liabilities held for trading	(1)	(2)
4-5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	433	352
Derivative liabilities held for trading	(363)	(285)
4-5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	67	55
Derivative liabilities held for trading	(51)	(47)
4-5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	107
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,504	1,532
Derivative liabilities held for trading	(2,302)	(1,518)
Over 5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
Derivative liabilities held for trading	(70)	(98)
Over 5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	11	0
Derivative liabilities held for trading	0	0
Over 5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,319	1,400
Derivative liabilities held for trading	(2,071)	(1,287)
Over 5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	174	132
Derivative liabilities held for trading	(161)	(133)
Over 5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 0	$ 0